UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                         Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                         New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

                    Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Virtus ETF Trust II VIRTUS NEWFLEET DYNAMIC CREDIT ETF
SEMI-ANNUAL REPORT January 31, 2017

Table of Contents
January 31, 2017

2

Shareholder Letter (unaudited)
January 31, 2017

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2017.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the series in the Trust. As of January 31, 2017, the Trust comprises the Virtus Newfleet Dynamic Credit ETF (BLHY), an actively-managed fund that allocates between high yield corporate bonds and floating rate bank loans. The fund is subadvised by Newfleet Asset Management, LLC, a subsidiary of Virtus Investment Partners with longstanding experience managing multi-sector fixed income portfolios.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President
Virtus ETF Trust II

This material must be accompanies or preceded by the prospectus.

3

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period from December 5, 2016 (commencement of operations) to January 31, 2017. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value (1/31/17)	Annualized Expense Ratios for the Period(2)	Expenses Paid During Period
Virtus Newfleet Dynamic Credit ETF
Actual	$1,000	$1,003.00	0.68%	$1.06	(3)
Hypothetical(1)	$1,000	$1,021.78	0.68%	$3.47	(4)

(1)	Assuming 5% return before expenses.
(2)	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
(3)	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 57/365 (to reflect the period December 5, 2016 to January 31, 2017).
(4)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
4

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF
January 31, 2017 (unaudited)
Investments	Principal	Value

U.S. TREASURY NOTES — 59.0%
U.S. Treasury Bill, 0.00%, 03/23/17	$13,000,000	$12,991,836
U.S. Treasury Bill, 0.00%, 04/27/17	20,000,000	19,976,620
U.S. Treasury Bill, 0.00%, 06/22/17	30,000,000	29,938,620
U.S. Treasury Bill, 0.00%, 07/27/17	20,000,000	19,939,620

Total U.S. Treasury Notes
(Cost $82,836,040)		82,846,696

TERM LOANS — 17.6%

Consumer Discretionary — 4.8%
Advantage Sales & Marketing Inc., 7.50%,
07/25/22(1)	210,000	204,881
BJ’s Wholesale Club, Inc., 4.75%, 01/26/24(1)	90,000	89,944
Caesars Entertainment Operating Company, Inc.
(fka Harrah’s Operating Company, Inc.),
1.50%, 03/01/17(1)	125,000	139,156
Federal-Mogul Corporation, 4.75%,
04/15/21(1)	773,721	769,452
Gates Global LLC, 4.25%, 07/05/21(1)	710,000	708,914
Laureate Education, Inc., 8.51%, 03/17/21(1)	573,718	580,634
Penn National Gaming, Inc., 3.25%,
01/12/24(1)	145,000	146,389
PetSmart, Inc., 4.00%, 03/11/22(1)	565,000	560,731
Sinclair Television Group, Inc., 3.03%,
12/20/23(1)	200,000	200,708
Station Casinos LLC, 3.75%, 06/08/23(1)	310,000	311,720
UFC Holdings, L.L.C., 4.00%, 08/18/23(1)	1,095,000	1,103,213
Ziggo Secured Finance Partnership, 2.50%,
04/25/25(1)	1,905,000	1,912,839
Total Consumer Discretionary		6,728,581

Consumer Staples — 1.0%
JBS USA LUX S.A., 3.28%, 10/30/22(1)	765,000	768,504
Pinnacle Foods Finance LLC, 2.00%,
01/27/24(1)	255,000	255,798
Prestige Brands, Inc., 3.52%, 01/19/24(1)	180,000	182,044
TKC Holdings, Inc., 4.75%, 01/13/23(1)	160,000	159,200
Total Consumer Staples		1,365,546

Energy — 0.7%
Fieldwood Energy LLC, 8.00%, 08/31/20(1)	295,000	286,150
Seadrill Operating LP (Seadrill Partners
Finco LLC), 4.00%, 02/21/21(1)	925,000	686,618
Total Energy		972,768

Financials — 1.6%
Asurion, LLC (fka Asurion Corporation),
8.50%, 03/03/21(1)	295,000	299,763
Asurion, LLC (fka Asurion Corporation),
4.25%, 08/04/22(1)	375,000	379,611
Asurion, LLC (fka Asurion Corporation),
4.75%, 11/03/23(1)	185,000	187,216
Avolon TLB Borrower 1 (Luxembourg) S.a r.l.,
0.00%, 01/19/22(1)(3)	30,000	30,415
Lightstone Holdco LLC, 6.50%, 12/15/23(1)	10,435	10,582
Lightstone Holdco LLC, 6.50%, 12/15/23(1)	109,565	111,106
VF Holding Corp., 4.25%, 06/30/23(1)	498,750	502,937
Walter Investment Management, 4.75%,
12/18/20(1)	735,000	708,242
Total Financials		2,229,872
Investments	Principal	Value

TERM LOANS (continued)

Health Care — 2.0%
CHS / Community Health Systems, Inc.,
4.00%, 01/27/21(1)	$248,000	$235,212
Grifols Worldwide Operations USA, Inc.,
2.25%, 01/19/25(1)	185,000	186,250
Ortho-Clinical Diagnostics, Inc., 3.75%,
06/30/21(1)	508,696	506,152
Team Health, Inc., 3.75%, 12/15/23(1)	670,968	670,129
U.S. Renal Care, Inc., 4.25%, 12/30/22(1)	523,678	495,268
Valeant Pharmaceuticals International, Inc.,
0.00%, 08/05/20(1)(3)	750,000	752,917
Total Health Care		2,845,928

Industrials — 2.2%
Accudyne Industries Borrower S.C.A. /
Accudyne Industries, LLC (fka Silver II
US Holdings, LLC), 4.00%, 12/13/19(1)	430,000	408,835
Apex Tool Group, LLC, 4.50%, 01/31/20(1)	420,000	413,700
Brand Energy & Infrastructure Services, Inc.
(fka FR Brand Acquisition Corp), 4.75%,
11/26/20	485,000	484,879
Columbus McKinnon Corporation, 4.00%,
01/20/24(1)	115,000	116,006
Gardner Denver, Inc., 4.25%, 07/30/20(1)	764,446	757,214
Spin Holdco Inc., 4.25%, 11/14/19(1)	249,364	248,808
Transdigm Inc., 3.75%, 06/09/23(1)	700,000	699,444
Total Industrials		3,128,886

Information Technology — 1.8%
Avaya Inc., 6.25%, 05/29/20(1)	168,960	140,565
BMC Software Finance Inc., 5.00%,
09/10/20(1)	498,667	498,124
Infor (US), Inc. (fka Lawson Software Inc.),
3.75%, 06/03/20(1)	975,000	976,672
Radiate Holdco, LLC (aka RCN Grande),
3.75%, 12/09/23(1)	266,667	269,209
Veritas US, Inc., 6.63%, 01/27/23(1)	739,146	703,345
Total Information Technology		2,587,915

Materials — 2.0%
Atotech B.V., 4.00%, 01/25/24(1)	175,000	176,531
Berry Plastics Corporation, 3.29%,
01/12/24(1)	385,000	388,336
CPI Acquisition, Inc., 5.83%, 08/17/22(1)	590,638	538,709
Kraton Polymers LLC, 5.00%, 01/06/22(1)	500,000	506,720
Univar USA Inc., 3.52%, 07/01/22
(Argentina)(1)	1,150,000	1,149,730
Total Materials		2,760,026

Telecommunication Services — 1.2%
SBA Senior Finance II LLC, 3.25%,
03/24/21(1)	765,000	768,615
Sprint Communications, Inc., 3.25%,
02/29/24(1)	540,000	540,000
Virgin Media Bristol LLC, 3.52%,
01/31/25(1)	415,000	418,048
Total Telecommunication Services		1,726,663

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)
January 31, 2017 (unaudited)
Investments	Principal	Value

TERM LOANS (continued)

Utilities — 0.3%
Dynegy Inc., 4.25%, 06/27/23(1)	$220,000	$221,925
Vistra Operations Co. LLC (fka Tex
Operations Co. LLC), 4.02%, 12/14/23(1)	132,000	133,595
Total Utilities		355,520

Total Term Loans
(Cost $24,619,260)		24,701,705

CORPORATE BONDS — 15.3%

Consumer Discretionary — 3.2%
Cablevision Systems Corp., 5.88%, 09/15/22	400,000	403,000
Caesars Growth Properties Holdings LLC /
Caesars Growth Properties Finance, Inc.,
9.38%, 05/01/22	455,000	492,537
Cooper-Standard Automotive, Inc., 5.63%,
11/15/26(2)	440,000	443,573
CSC Holdings LLC, 6.75%, 11/15/21	285,000	310,222
DISH DBS Corp., 5.00%, 03/15/23	420,000	414,704
DISH DBS Corp., 7.75%, 07/01/26	310,000	347,104
Ferrellgas LP / Ferrellgas Finance Corp.,
8.63%, 06/15/20(2)	105,000	104,475
iHeartCommunications, Inc., 9.00%,
12/15/19	545,000	458,141
Landry’s, Inc., 6.75%, 10/15/24(2)	60,000	61,950
Pinnacle Entertainment, Inc., 5.63%,
05/01/24(2)	250,000	254,233
Scientific Games International, Inc., 6.63%,
05/15/21	140,000	129,500
Tenneco, Inc., 5.00%, 07/15/26	280,000	280,336
Univision Communications, Inc., 5.13%,
05/15/23(2)	270,000	269,155
William Lyon Homes, Inc., 5.88%,
01/31/25(2)	480,000	478,200
Total Consumer Discretionary		4,447,130

Consumer Staples — 0.2%
Advancepierre Foods Holdings, Inc., 5.50%,
12/15/24(2)	225,000	230,063

Energy — 1.7%
American Midstream Partners LP / American
Midstream Finance Corp., 8.50%,
12/15/21(2)	195,000	197,437
Cheniere Corpus Christi Holdings LLC,
5.88%, 03/31/25(2)	390,000	413,887
Diamondback Energy, Inc., 5.38%,
05/31/25(2)	210,000	217,350
Ep Energy LLC / Everest Acquisition
Finance, Inc., 9.38%, 05/01/20	500,000	511,250
Matador Resources Co., 6.88%, 04/15/23(2)	255,000	270,300
Oasis Petroleum, Inc., 6.88%, 01/15/23	325,000	334,344
QEP Resources, Inc., 5.25%, 05/01/23	133,000	132,668
Rsp Permian, Inc., 5.25%, 01/15/25(2)	270,000	276,750
Total Energy		2,353,986
Investments	Principal	Value

CORPORATE BONDS (continued)

Financials — 0.9%
General Motors Financial Co., Inc., 3.45%,
01/14/22	$685,000	$685,074
Hexion 2 US Finance Corp., 13.75%,
02/01/22(2)	160,000	162,000
Hexion 2 US Finance Corp., 10.38%,
02/01/22(2)	215,000	220,375
Icahn Enterprises LP / Icahn Enterprises
Finance Corp., 6.25%, 02/01/22(2)	175,000	176,750
Starwood Property Trust, Inc., 5.00%,
12/15/21(2)	90,000	91,687
Total Financials		1,335,886

Health Care — 4.2%
Alere, Inc., 6.50%, 06/15/20	280,000	280,812
CHS / Community Health Systems, Inc.,
5.13%, 08/15/18	150,000	150,484
CHS / Community Health Systems, Inc.,
5.13%, 08/01/21	270,000	255,150
CHS / Community Health Systems, Inc.,
6.88%, 02/01/22	180,000	132,300
Davita, Inc., 5.13%, 07/15/24	280,000	277,900
Envision Healthcare Corp., 6.25%,
12/01/24(2)	130,000	137,150
HCA, Inc., 5.38%, 02/01/25	605,000	617,856
HCA, Inc., 5.25%, 06/15/26	405,000	423,225
Iasis Healthcare LLC / Iasis Capital Corp.,
8.38%, 05/15/19	230,000	221,375
MPH Acquisition Holdings LLC, 7.13%,
06/01/24(2)	395,000	420,181
Sterigenics-Nordion Holdings LLC, 6.50%,
05/15/23(2)	275,000	279,813
Surgery Center Holdings, Inc., 8.88%,
04/15/21(2)	255,000	276,675
Tenet Healthcare Corp., 6.00%, 10/01/20	460,000	486,450
Tenet Healthcare Corp., 8.13%, 04/01/22	540,000	548,100
Tennessee Merger Sub, Inc., 6.38%,
02/01/25(2)	700,000	686,000
Valeant Pharmaceuticals International, Inc.,
6.75%, 08/15/18(2)	700,000	693,875
Total Health Care		5,887,346

Industrials — 1.0%
Navistar International Corp., 8.25%,
11/01/21	270,000	274,050
NCI Building Systems, Inc., 8.25%,
01/15/23(2)	385,000	421,575
Transdigm, Inc., 6.50%, 05/15/25	700,000	706,125
Total Industrials		1,401,750

Information Technology — 2.3%
Blackboard, Inc., 9.75%, 10/15/21(2)	135,000	138,712
BMC Software Finance, Inc., 8.13%,
07/15/21(2)	145,000	140,650
Broadcom Corp. / Broadcom Cayman
Finance Ltd., 3.00%, 01/15/22(2)	185,000	184,379
Broadcom Corp. / Broadcom Cayman
Finance Ltd., 3.63%, 01/15/24(2)	340,000	339,684

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)
January 31, 2017 (unaudited)
Investments	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Cdw LLC / Cdw Finance Corp., 5.00%,
09/01/23	$340,000	$347,650
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 5.45%, 06/15/23(2)	235,000	252,713
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 5.45%, 06/15/23	130,000	139,799
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 6.02%, 06/15/26(2)	100,000	108,152
First Data Corp., 7.00%, 12/01/23(2)	500,000	531,250
Inception Merger Sub, Inc. / Rackspace
Hosting, Inc., 8.63%, 11/15/24(2)	405,000	421,200
Radiate Holdco LLC / Radiate Finance,
Inc., 6.63%, 02/15/25(2)	650,000	650,000
Total Information Technology		3,254,189

Materials — 0.2%
Flex Acquisition Co., Inc., 6.88%,
01/15/25(2)	185,000	188,422
Scotts Miracle-GRO Co. (The), 5.25%,
12/15/26(2)	30,000	30,281
WR Grace & Co.-Conn, 5.13%, 10/01/21(2)	50,000	52,563
Total Materials		271,266

Real Estate — 0.2%
Communications Sales & Leasing, Inc. /
CSL Capital LLC, 7.13%, 12/15/24(2)	230,000	234,600

Telecommunication Services — 1.3%
Frontier Communications Corp., 10.50%,
09/15/22	750,000	787,031
Sprint Corp., 7.88%, 09/15/23	1,000,000	1,095,600
Zayo Group LLC / Zayo Capital, Inc.,
5.75%, 01/15/27(2)	25,000	25,625
Total Telecommunication Services		1,908,256

Utilities — 0.1%
Amerigas Partners LP / Amerigas Finance
Corp., 5.50%, 05/20/25	140,000	144,025

Total Corporate Bonds
(Cost $21,374,144)		21,468,497
Investments	Principal	Value

FOREIGN BONDS — 5.7%

Consumer Discretionary — 1.3%
Altice Luxembourg SA, 7.75%, 05/15/22
(Luxembourg)(2)	$325,000	$345,719
Intelsat Jackson Holdings SA, 8.00%, 02/15/24
(Luxembourg)(2)	200,000	208,000
International Game Technology PLC, 6.25%,
02/15/22 (United Kingdom)(2)	280,000	299,773
Upcb Finance IV Ltd., 5.38%, 01/15/25
(Cayman Islands)(2)	200,000	204,000
Vtr Finance BV, 6.88%, 01/15/24 (Chile)(2)	400,000	421,000
Ziggo Secured Finance BV, 5.50%, 01/15/27
(Netherlands)(2)	415,000	413,444
Total Consumer Discretionary		1,891,936

Energy — 0.8%
MEG Energy Corp., 6.50%, 01/15/25
(Canada)(2)	350,000	354,375
Noble Holding International Ltd., 7.75%,
01/15/24 (United Kingdom)	350,000	348,688
Petrobras Global Finance BV, 8.38%,
05/23/21 (Brazil)	250,000	278,700
Petrobras Global Finance BV, 6.13%,
01/17/22 (Brazil)	9,000	9,324
Petrobras Global Finance BV, 8.75%,
05/23/26 (Brazil)	125,000	141,250
Petrobras Global Finance BV, 7.38%,
01/17/27 (Brazil)	60,000	62,592
Total Energy		1,194,929

Government — 1.0%
Argentine Republic Government International
Bond, 5.63%, 01/26/22 (Argentina)(2)	690,000	692,588
Argentine Republic Government International
Bond, 6.88%, 01/26/27 (Argentina)(2)	705,000	698,126
Total Government		1,390,714

Industrials — 1.2%
Bombardier, Inc., 4.75%, 04/15/19
(Canada)(2)	225,000	230,485
Bombardier, Inc., 8.75%, 12/01/21
(Canada)(2)	280,000	303,450
Cemex Finance LLC, 6.00%, 04/01/24
(Mexico)(2)	690,000	711,355
Embraer Netherlands Finance BV, 5.40%,
02/01/27 (Brazil)	120,000	120,690
Park Aerospace Holdings Ltd., 5.25%,
08/15/22 (Ireland)(2)	50,000	51,313
Park Aerospace Holdings Ltd., 5.50%,
02/15/24 (Ireland)(2)	240,000	246,900
Total Industrials		1,664,193

The accompanying notes are an integral part of these financial statements.

7

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)
January 31, 2017 (unaudited)
Investments	Principal	Value

FOREIGN BONDS (continued)

Materials — 0.8%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%,
02/01/25 (United Kingdom)(2)	$105,000	$105,262
Mercer International, Inc., 6.50%, 02/01/24
(Canada)(2)	50,000	50,000
Rusal Capital Dac, 5.13%, 02/02/22
(Russia)(2)	420,000	417,367
Vedanta Resources PLC, 6.38%, 07/30/22
(United Kingdom)(2)	495,000	496,980
Total Materials		1,069,609

Telecommunication Services — 0.6%
Altice Financing SA, 6.63%, 02/15/23
(Luxembourg)(2)	600,000	628,125
Intelsat Jackson Holdings SA, 7.25%,
04/01/19 (Luxembourg)	245,000	211,772
Total Telecommunication Services		839,897

Total Foreign Bonds
(Cost $8,012,401)		8,051,278

	Shares
MONEY MARKET FUND — 19.4%
JP Morgan U.S. Government Money Market
Institutional Shares, 0.43%(4)
(Cost $27,229,745)	27,229,745	$27,229,745

TOTAL INVESTMENTS — 117.0%
(Cost $164,071,590)		164,297,921
Liabilities in Excess of
Other Assets — (17.0)%		(23,812,686)
Net Assets — 100.0%		$140,485,235

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2017, the aggregate value of these securities was $16,959,947, or 12.07% of net assets.
(3)	The loan will settle after January 31, 2017 at which the interest will be determined.
(4)	The rate shown reflects the seven day yield as of January 31, 2017.
Portfolio Composition
January 31, 2017 (unaudited)

Asset Allocation as of 01/31/2017 (based on net assets)

Government	60.0%
Money Market Fund	19.4
Consumer Discretionary	9.3
Health Care	6.2
Industrials	4.4
Information Technology	4.1
Energy	3.2
Telecommunication Services	3.1
Materials	3.0
Financials	2.5
Consumer Staples	1.2
Utilities	0.4
Real Estate	0.2
Liabilities in Excess of Other Assets	(17.0)
100.0%

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Virtus Newfleet Dynamic Credit ETF
Assets:
Investments, at cost	$164,071,590
Investments, at value	164,297,921
Cash	640,208
Receivables:
Investment securities sold	4,556,021
Interest receivable	398,166
Total Assets	169,892,316
Liabilities:
Payables:
Investment securities purchased	29,326,580
Advisory fees	52,554
Accounting and Administration fees	7,499
Insurance fees	937
Transfer Agent fees	3,475
Custody fees	1,601
Professional fees	7,212
Pricing fees	937
Report to Shareholder fees	1,484
Trustee fees	1,249
Distribution fees	1,601
Exchange listing fees	1,952
Total Liabilities	29,407,081
Net Assets	$140,485,235

Net Assets Consist of:
Paid-in capital	$140,214,336
Undistributed net investment income	39,098
Undistributed net realized gain on investments	5,470
Net unrealized appreciation on investments	226,331
Net Assets	$140,485,235
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	5,604,000
Net asset value per share	$25.07

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations
For the Period Ended January 31, 2017(1) (unaudited)
Virtus Newfleet Dynamic Credit ETF
Investment Income:
Interest Income	$181,654

Expenses:
Advisory fees	88,059
Accounting and administration fees	8,005
Professional fees	7,212
Transfer agent fees	3,475
Exchange listing fees	1,952
Custody fees	1,601
Distribution fees	1,601
Report to shareholders fees	1,484
Trustee fees	1,249
Insurance fees	937
Pricing fees	937
Total Expenses	116,512
Less expense waivers/reimbursements	(7,640)
Net Expenses	108,872
Net Investment Income	72,782

Net Realized Gain on:
Investments	5,470
Total Net Realized Gain	5,470

Change in Net Unrealized Appreciation on:
Investments	226,331
Total Change in Net Unrealized Appreciation	226,331
Net Realized and Change in Unrealized Gain	231,801
Net Increase in Net Assets Resulting from Operations	$304,583

(1)	From December 5, 2016 (commencement of operations) through January 31, 2017.

The accompanying notes are an integral part of these financial statements.

10

Statement of Changes in Net Assets

Virtus Newfleet Dynamic Credit ETF
For the Period December 5, 2016(1) Through January 31, 2017 (Unaudited)
Increase in Net Assets Resulting from Operations:
Net investment income	$72,782
Net realized gain on investments	5,470
Net change in unrealized appreciation on investments	226,331
Net increase in net assets resulting from operations	304,583

Distributions to Shareholders from:
Net investment income	(33,684)
Total distributions	(33,684)

Shareholder Transactions:
Proceeds from shares sold	140,114,336
Increase in net assets	140,385,235

Net Assets:
Beginning of period	100,000
End of period	$140,485,235
Undistributed net investment income	$39,098

Changes in Shares Outstanding:
Shares outstanding, beginning of period	4,000
Shares sold	5,600,000
Shares outstanding, end of period	5,604,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

	Virtus Newfleet Dynamic Credit ETF
	For the Period December 5, 2016(1) Through January 31, 2017 (Unaudited)
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income(2)	0.02
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.08

Less Distributions from:
Net Investment Income	(0.01)
Total distributions	(0.01)
Net Asset Value, End of Period	$25.07
Net Asset Value Total Return(3)	0.30%
Net assets, end of period (000’s omitted)	$140,485

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68	%(4)
Expenses, prior to expense waivers	0.73	%(4)
Net investment income	0.45	%(4)
Portfolio turnover rate(5)	47	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements
January 31, 2017 (unaudited)

1. ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Newfleet Dynamic Credit ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein. The Fund is classified as a diversified management investment company under the 1940 Act. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on December 5, 2016.

The Fund’s investment objective is to provide a high level of current income and, secondarily, capital appreciation, primarily through investments in fixed income investments.

The Fund has had no operations from its initial registration until the Fund’s commencement of operations other than matters relating to its organization and registration as an open-end management investment company under the 1940 Act, and the sale and issuance to Virtus ETF Advisers LLC (the “Adviser”), 4,000 shares of the Fund at an aggregate purchase of $100,000.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

13

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

Assets
Level 1
Money Market Fund	$ 27,229,745

Level 2
U.S. Treasury Notes	82,846,696
Term Loans	24,701,705
Corporate Bonds	21,468,497
Foreign Bonds	8,051,278

Level 3	—
Totals	$164,297,921

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended January 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of January 31, 2017.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income.

The Fund pays all of its expenses not assumed by Newfleet Asset Management, LLC (the “Sub-adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

14

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

Cash

Cash includes non-interest bearing non-restricted cash with one financial institution.

When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At January 31, 2017, all loan agreements held by the Fund are assignment loans.

3. INVESTMENT MANAGEMENT AGREEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a majority owned subsidiary of Virtus Partners, Inc., a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolios. For its services on the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

The Advisory Agreement may be terminated on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders and on behalf of the Adviser, upon not less than 60 day’s written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) from exceeding a specified amount for the Fund average daily net assets. The expense limitation agreement will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. The expense cap in effect for the Fund during the period ended January 31, 2017 was 0.68%.

15

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.68% of the average daily net assets of the Fund.

For the period ended January 31, 2017, the Adviser waived fees and reimbursed expenses for the Fund as follows. The Adviser may recoup such waivers until the date indicated.

Expenses Waived/Reimbursed	Recoupment Balance	Recoupment Expiration
$7,640	$7,640	7/31/2020

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser fee is entitled to receive a fee, payable monthly, at an annual rate of 50% of the Adviser’s advisory fee. However, the Sub-Adviser has also contractually agreed in the Sub-Advisory Agreement that the Sub-Adviser will waive its advisory fee or reimburse the Adviser in an amount equal to 50% of the Adviser’s waivers and expenditures under the Expense Limitation Agreement. The Sub-Adviser is also entitled to receive 50% of the fees recaptured by the Adviser under the Expense Limitation Agreement. The Sub-Adviser is an indirect wholly-owned subsidiary of Virtus.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly-owned subsidiary of Virtus.

The Fund pays the Distributor directly for the services it receives from the Distributor, which amounted to $1,601 for the period ended January 31, 2017.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, where the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

BNY Mellon provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed principally in-kind for securities held by the Fund.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

16

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to January 31, 2017, the Fund had no accrued penalties or interest.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$164,071,590	$342,967	$(116,636)	$226,331

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended January 31, 2017 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$65,340,129	$11,474,919	$ —	$ —

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. CREDIT RISK

The value of the Fund’s fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

9. 10% SHAREHOLDERS

As of January 31, 2017, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
95	1
17

Notes to Financial Statements (continued)
January 31, 2017 (unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. SUBSEQUENT EVENTS

The Fund paid the following per share distributions after January 31, 2017:

Ordinary Income	Ex-Date
$0.03233	2/22/17
$0.04004	3/20/17

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that, except as set forth above, there are no material events that would require disclosure.

18

Approval of Advisory Agreements & Board Considerations (unaudited)

On November 10, 2015, at an in-person meeting at which all of the Independent Trustees were present, the Board of Trustees, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) and an investment sub-advisory agreement among Newfleet Asset Management, LLC (“Newfleet”), the Adviser and the Trust (the “Newfleet Sub-Advisory Agreement”), each with respect to the Virtus Newfleet Dynamic Credit ETF (formerly known as Virtus Newfleet High Yield Income ETF).

The Board received and reviewed a substantial amount of information provided by the Adviser and Newfleet in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from Newfleet that included a description of Newfleet’s business, a copy of Newfleet’s Form ADV and certain other information about Newfleet to be considered in connection with the Trustees’ review process (the “Newfleet Memorandum”).

In deciding on whether to approve the Advisory Agreement on behalf of the Virtus Newfleet Dynamic Credit ETF, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement and the services that would be provided by the Adviser to the Virtus Newfleet Dynamic Credit ETF including, without limitation, the management and oversight services that the Adviser and its employees would provide to the Virtus Newfleet Dynamic Credit ETF, the services already provided by the Adviser related to organizing the Trust and the Virtus Newfleet Dynamic Credit ETF, the Adviser’s coordination of services for the Virtus Newfleet Dynamic Credit ETF by the Trust’s service providers, its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Virtus Newfleet Dynamic Credit ETF as an exchange-traded fund, and its efforts to promote the Virtus Newfleet Dynamic Credit ETF. The Board also considered the quality of the services that the Adviser provides to another trust in the Virtus fund complex. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Virtus Newfleet Dynamic Credit ETF. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the Virtus Newfleet Dynamic Credit ETF with the Adviser, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Virtus Newfleet Dynamic Credit ETF.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, including within the Virtus fund complex, in the light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Virtus Newfleet Dynamic Credit ETF.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Virtus Newfleet Dynamic Credit ETF. The Board examined and evaluated the arrangements between the Adviser and the Virtus Newfleet Dynamic Credit ETF under the proposed Advisory Agreement, including the fact that the Virtus Newfleet Dynamic Credit ETF would utilize an expense limitation agreement to cap the Virtus Newfleet Dynamic Credit ETF’s total expenses (subject to customary exclusions). The Board also considered potential benefits for the Adviser in managing the Virtus Newfleet Dynamic Credit ETF, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Virtus Newfleet Dynamic Credit ETF. The Board compared the fees and expenses of the Virtus Newfleet Dynamic Credit ETF (including the management fee) to other funds considered by Newfleet to have a similar investment objective and strategies to the Virtus Newfleet Dynamic Credit ETF. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Virtus Newfleet Dynamic Credit ETF would be appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Virtus Newfleet Dynamic Credit ETF grows and whether management fee levels reflect these economies of scale for the benefit of the Virtus Newfleet Dynamic Credit ETF’s investors. The Board concluded that, in light of the fact that the Virtus Newfleet Dynamic Credit ETF was newly organized and that its assets were expected be low for the foreseeable future, it would be premature to consider economies of scale.

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with Trustee counsel the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable

19

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board unanimously approved the Advisory Agreement on behalf of the Virtus Newfleet Dynamic Credit ETF.

In deciding on whether to approve the Newfleet Sub-Advisory Agreement on behalf of the Virtus Newfleet Dynamic Credit ETF, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Newfleet. The Board considered the responsibilities Newfleet would have under the Newfleet Sub-Advisory Agreement and the services that would be provided by Newfleet including, without limitation, its investment advisory services, its compliance procedures and practices, and its efforts to assist in the promotion of the Virtus Newfleet Dynamic Credit ETF. After considering the services provided by Newfleet to other funds in the Virtus fund complex, and after reviewing the foregoing information and further information in the materials, including the Newfleet Memorandum (which included descriptions of Newfleet business and Newfleet’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Newfleet would be satisfactory and adequate for the Virtus Newfleet Dynamic Credit ETF.

The investment management capabilities and experience of the Newfleet. The Board evaluated the investment management experience of Newfleet. In particular, the Board considered Newfleet’s experience, including the experience of its portfolio managers, in implementing strategies similar to the one proposed for the Virtus Newfleet Dynamic Credit ETF. The Board discussed with Newfleet the investment objective and strategies for the Virtus Newfleet Dynamic Credit ETF and Newfleet’s plans for implementing the strategies. The Board also considered the ability of Newfleet to manage the Virtus Newfleet Dynamic Credit ETF. After consideration of these factors, the Board determined that Newfleet would be an appropriate manager for the Virtus Newfleet Dynamic Credit ETF.

The costs of the services to be provided and profits to be realized by Newfleet from its relationship with the Virtus Newfleet Dynamic Credit ETF. The Board examined and evaluated the proposed arrangements between Newfleet and the Virtus Newfleet Dynamic Credit ETF under the proposed Newfleet Sub-Advisory Agreement, including the fact that the Virtus Newfleet Dynamic Credit ETF would utilize an expense limitation agreement with the Advisor to cap the Virtus Newfleet Dynamic Credit ETF’s total expenses (subject to customary exclusions) to 0.68%, and that Newfleet would agree, pursuant to the Newfleet Sub-Advisory Agreement, to fund 50% of the Adviser’s waivers and reimbursements under the expense limitation agreement. The Board noted that, under such an arrangement, Newfleet would likely supplement a portion of the cost of operating the Virtus Newfleet Dynamic Credit ETF for some period of time.

The Board considered Newfleet’s staffing, personnel, and methods of operating; Newfleet’s compliance policies and procedures; the financial condition of Newfleet and the level of commitment to the Virtus Newfleet Dynamic Credit ETF by Newfleet; the projected asset levels of the Virtus Newfleet Dynamic Credit ETF; Newfleet’s payment of startup costs for the Virtus Newfleet Dynamic Credit ETF; Newfleet’s agreement to share in waivers and reimbursements under the expense limitation agreement; and the overall projected expenses of the Virtus Newfleet Dynamic Credit ETF.

The Board also considered potential benefits to Newfleet in managing the Virtus Newfleet Dynamic Credit ETF, including promotion of Newfleet’s name. The Board compared the fees and expenses of the Virtus Newfleet Dynamic Credit ETF (including the management fee) to other funds considered by Newfleet to have a similar investment objective and strategies to the Virtus Newfleet Dynamic Credit ETF. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Newfleet by the Virtus Newfleet Dynamic Credit ETF would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the Virtus Newfleet Dynamic Credit ETF grows and whether management fee levels reflect these economies of scale for the benefit of the Virtus Newfleet Dynamic Credit ETF’s investors. The Board considered that the Virtus Newfleet Dynamic Credit ETF is new, and its fee arrangements with Newfleet involve a capped fee arrangement. The Board considered that the Virtus Newfleet Dynamic Credit ETF would likely experience benefits from the capped fee and would continue to do so until the Virtus Newfleet Dynamic Credit ETF’s assets grow to a level where Newfleet begins to receive the full fee. Accordingly, the Board concluded that it was too early to evaluate potential economies of scale in the Virtus Newfleet Dynamic Credit ETF.

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with Trustee counsel the legal standards applicable to its consideration of the Newfleet Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Newfleet Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board unanimously approved the Newfleet Sub-Advisory Agreement on behalf of the Virtus Newfleet Dynamic Credit ETF.

20

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files it complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (the “SEC”) on Form N-Q. The Fund Form N-Q is available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.virtusetfs.com.

The Fund’s premium/discount information that is current as of the most recent month-end is available by visiting www.virtusetfs.com or by calling (888) 383-0553.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

21

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(03/17)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	4/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	4/6/2017

By	(Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	4/6/2017

* Print the name and title of each signing officer under his or her signature.